Schedule of Property, Plant and Equipment (Details) (USD $)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014
Property And Equipment Schedule Of Property, Plant And Equipment 1		$ 273,597
Property And Equipment Schedule Of Property, Plant And Equipment 2		39,897
Property And Equipment Schedule Of Property, Plant And Equipment 3		53,631
Property And Equipment Schedule Of Property, Plant And Equipment 4		3,979
Property And Equipment Schedule Of Property, Plant And Equipment 5		(44,221)
Property And Equipment Schedule Of Property, Plant And Equipment 6		(1,814)
Property And Equipment Schedule Of Property, Plant And Equipment 7		286,986
Property And Equipment Schedule Of Property, Plant And Equipment 8		38,083
Property And Equipment Schedule Of Property, Plant And Equipment 1	72,137
Property And Equipment Schedule Of Property, Plant And Equipment 2	273,597
Property And Equipment Schedule Of Property, Plant And Equipment 3	378,576
Property And Equipment Schedule Of Property, Plant And Equipment 4	54,612
Property And Equipment Schedule Of Property, Plant And Equipment 5	53,631
Property And Equipment Schedule Of Property, Plant And Equipment 6	13,120
Property And Equipment Schedule Of Property, Plant And Equipment 7	3,979
Property And Equipment Schedule Of Property, Plant And Equipment 8	(60,755)
Property And Equipment Schedule Of Property, Plant And Equipment 9	(44,221)
Property And Equipment Schedule Of Property, Plant And Equipment 10	457,690
Property And Equipment Schedule Of Property, Plant And Equipment 11	$ 286,986